Investment Objectives and Goals - Allspring U.S. Equity Funds (Classes A, C, R6, Administrator & Institutional)	Apr. 30, 2025
Allspring Emerging Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Allspring Large Cap Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.
Allspring Small Company Growth Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Allspring Small Company Value Fund
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.